Summary of Significant Accounting Policies-Other Text (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Deferred finance costs, net	$ 9.4	$ 1.3
Accumulated amortization of deferred finance costs	1.2	0.3
Self-insurance reserves	$ 0.8	$ 0.6